OPERATING COSTS (Tables)	12 Months Ended
Dec. 31, 2019
OPERATING COSTS
Schedule of components of operating costs

	12/31/2019	12/31/2018	12/31/2017
Supply	(1,670,691)	(682,892)	(1,523,390)
Proinfa (a)	—	—	(3,072,874)
Commercialization in the CCEE	(466,806)	(637,313)	(1,156,187)
Others	(24,821)	(239,328)	(403,112)
Energy purchased for resale	(2,162,318)	(1,559,533)	(6,155,563)

Electric grid usage charges	(1,593,223)	(1,482,125)	(1,372,439)
Fuel for electric power production	(2,107,161)	(1,184,948)	(961,664)
Construction	(915,117)	(1,310,457)	(970,283)
	(6,777,819)	(5,537,063)	(9,459,949)

(a)Proinfa: Effective January 1, 2018, the Company adopted IFRS 15 and began to offset revenue against cost in PROINFA transactions, since itis an agent in the transaction.